SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS (Details) - Computer Software, Intangible Asset [Member]	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated useful lives of intangible assets		5 years	5 years
Agape Superior Living S D N B H D [Member]
Estimated useful lives of intangible assets	5 years			5 years